Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings per share [line items]
Loss after income tax attributable to the owners of Immutep Limited	$ (12,746,020)	$ (9,367,206)	$ (62,015,184)
Weighted average number of ordinary shares used in calculating basic earnings per share	2,608,328,140	2,284,360,994	2,228,477,348
Weighted average number of ordinary shares used in calculating diluted earnings per share	2,608,328,140	2,284,360,994	2,228,477,348
Basic earnings per share	$ (0.49)	$ (0.41)	$ (2.78)
Diluted earnings per share	$ (0.49)	$ (0.41)	$ (2.78)